Investment Risks - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk [Text Block]
By investing in the Fund, you are subject to several investment risks. The occurrence of any one of these risks, or a combination of these risks, could adversely affect the Fund’s net asset value, yield and/or total return. By investing in the Fund, you are exposed to the following principal risks:
•	Your investment in the Fund is not insured or guaranteed by any government agency.
•	You can lose money on your investment.
•	We are not limited in the amount of Fund assets that can be invested in Tax‑Exempt Obligations. A downturn in the municipal debt market would negatively affect your investment.
•	We will invest up to 100% of our assets in not rated Tax‑Exempt Obligations. These not rated obligations generally have a higher level of credit risk and market risk than rated obligations and are also subject to interest rate risk, prepayment or “call” risk and liquidity risk.
•	We can invest in Tax‑Exempt Obligations that are lower-rated (rated below investment grade) or are not rated and are determined to have equivalent quality as determined by the Investment Adviser. Securities with lower ratings are generally more sensitive to changes in economic and other conditions and have a higher risk of default which makes your investment high risk.
•	The market to buy and sell the Tax‑Exempt Obligations may be limited because these obligations may be not rated or lower-rated.
•	The tax‑exempt status of some or all of the Tax‑Exempt Obligations may be modified or eliminated through legislative action.
The Fund is designed for investors subject to income taxation in the higher tax brackets who can take advantage of the tax‑exempt nature of the Fund’s income. The Fund is not intended for tax‑exempt investors such as pension funds, charities or IRAs who cannot take advantage of the tax benefits of the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]
•	You can lose money on your investment.

Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Your investment in the Fund is not insured or guaranteed by any government agency.